Statements of Cash Flows ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Cash Flows from Operating Activities:
Net loss | ₪		₪ (87,727)		₪ (34,551)	₪ (9,184)
Adjustments to profit and loss items:
Depreciation and amortization | ₪		260		440	621
Net financial expenses (income) | ₪		(2,053)		10,895	(2,716)
Capital loss | ₪		597
Increase in liability with respect to loans from others | ₪		9,202
Increase in liability with respect to government grants | ₪		4,343		10,300
Share-based compensation | ₪		260		519	1,261
Change in employee benefit liabilities, net | ₪		(1)		7	7
Total adjustments to profit and loss | ₪		12,608		22,161	(827)
Changes in asset and liability items:
Decrease (increase) in other receivables | ₪		2,958		(3,108)	640
Increase (decrease) in trade payables | ₪		14,500		5,537	(238)
Increase (decrease) in other payables | ₪		416		(29)	(79)
Total changes in asset and liability | ₪		17,874		2,400	323
Cash paid and received during the year for:
Interest paid | ₪		(46)		(73)	(27)
Interest received | ₪		98		13	62
Total cash paid and received | ₪		52		(60)	35
Net cash used in operating activities | ₪		(57,193)		(10,050)	(9,653)
Cash Flows from Investing Activities:
Increase in short-term deposits | ₪				7,602	(7,602)
Purchase of property and equipment | ₪		(23,731)		(4,508)	(20)
Proceeds from sale of property and equipment | ₪		137
Proceeds from sale of marketable securities | ₪				4,067
Decrease (increase) in other long term assets | ₪		140		(402)	(191)
Net cash provided by (used in) investing activities | ₪		(23,454)		6,759	(7,813)
Cash Flows from Financing Activities:
Proceeds from loan from others | ₪		84,321
Proceeds from issuance of shares and options, net of issuance costs | ₪				55,692
Proceeds from exercise of options to employees | ₪				18
Proceeds from exercise of options to public | ₪				6,129
Net cash provided by financing activities | ₪		84,321		61,839
Exchange differences on balances of cash and cash equivalents | ₪		827		(2,871)	(299)
Increase (decrease) in cash and cash equivalents | ₪		4,501		55,677	(17,765)
Balance of cash and cash equivalents at the beginning of the year | ₪		71,382		15,705	33,470
Balance of cash and cash equivalents at the end of the year | ₪		75,883		71,382	15,705
Non-cash activities:
Exercise of options to public | ₪				₪ 2,835
USD
Cash Flows from Operating Activities:
Net loss | $			$ (23,407)
Adjustments to profit and loss items:
Depreciation and amortization | $			69
Net financial expenses (income) | $			(548)
Capital loss | $			159
Increase in liability with respect to loans from others | $			2,455
Increase in liability with respect to government grants | $			1,159
Share-based compensation | $			69
Change in employee benefit liabilities, net | $	[1]
Total adjustments to profit and loss | $			3,363
Changes in asset and liability items:
Decrease (increase) in other receivables | $			789
Increase (decrease) in trade payables | $			3,869
Increase (decrease) in other payables | $			111
Total changes in asset and liability | $			4,769
Cash paid and received during the year for:
Interest paid | $			(12)
Interest received | $			26
Total cash paid and received | $			14
Net cash used in operating activities | $			(15,261)
Cash Flows from Investing Activities:
Increase in short-term deposits | $
Purchase of property and equipment | $			(6,332)
Proceeds from sale of property and equipment | $			37
Proceeds from sale of marketable securities | $
Decrease (increase) in other long term assets | $			38
Net cash provided by (used in) investing activities | $			(6,257)
Cash Flows from Financing Activities:
Proceeds from loan from others | $			22,498
Proceeds from issuance of shares and options, net of issuance costs | $
Proceeds from exercise of options to employees | $
Proceeds from exercise of options to public | $
Net cash provided by financing activities | $			22,498
Exchange differences on balances of cash and cash equivalents | $			221
Increase (decrease) in cash and cash equivalents | $			1,201
Balance of cash and cash equivalents at the beginning of the year | $			19,045
Balance of cash and cash equivalents at the end of the year | $			20,246
Non-cash activities:
Exercise of options to public | $

[1]	Represents an amount lower than NIS\USD 1.